VARIABLE INTEREST ENTITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Current assets
Cash and cash equivalents	$ 4,166	$ 6,132	$ 6,439	$ 8,749
Accounts and Notes Receivable, net of allowance	4,810	4,496
Unbilled revenue	4,975	6,029
Amounts due from related companies	2,216	141
Inventories	2,142	688
Other receivables and prepayments	1,084	2,105
Total Current Assets	19,393	19,591
Non-current assets
Property and equipment, net	12,890	13,358
Intangible assets	611	632
Total Assets	32,894	33,581
Current liabilities
Accounts payable	1,867	1,606
Advances from customers	8,365	9,062
Other payables and accruals	171	111
Taxes payable	1,273	1,545
Dividend payable	840	842
Total Current Liabilities	12,518	13,168
Revenue	6,186	11,562	1,451
Net Income/(loss)	(1)	(5,133)	(8,988)
Variable Interest Entity, Primary Beneficiary [Member]
Current assets
Cash and cash equivalents	2,556	4,012
Accounts and Notes Receivable, net of allowance	4,810	4,496
Unbilled revenue	4,975	6,029
Amounts due from related companies	2,216	141
Inventories	2,142	688
Other receivables and prepayments	1,084	2,105
Total Current Assets	17,783	17,472
Non-current assets
Property and equipment, net	12,890	13,356
Intangible assets	611	632
Net investment in sales-type leases, less current portion	0	0
Total Assets	31,284	31,460
Current liabilities
Accounts payable	1,867	1,606
Advances from customers	8,365	9,062
Other payables and accruals	14,347	14,312
Taxes payable	1,273	1,545
Amounts due to related party	2	2
Dividend payable	840	842
Total Current Liabilities	26,694	27,369
Total Liabilities	26,694	27,369
Revenue	6,186	11,562	1,451
Net Income/(loss)	$ 505	$ (7,572)	$ (8,394)